Income Taxes - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings before income taxes	$ 99.8	$ 81.9	$ 133.1
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2018 and 2017 — 26.5%)	26.4	21.7	35.3
Manufacturing and processing deduction	0.0	(0.1)	(0.1)
Foreign income taxed at different rates	(6.7)	(9.1)	(7.6)
Foreign exchange	5.0	3.8	(6.8)
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties	(5.8)	11.3	3.4
Tax effect from change in tax rate	(0.8)	0.0	0.0
Change in unrecognized tax losses and deductible temporary differences	11.4	(44.6)	3.4
Income tax expense (recovery)	29.5	(17.0)	27.6
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings	6.0		4.0
Current tax expense for withholding tax on dividends paid		3.5
Deferred tax assets	$ 33.6	36.7	$ 37.6
U.S. group of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 53.3